Sale of Assets and Joint Venture	12 Months Ended
Dec. 31, 2011
Sale of Assets and Joint Venture [Abstract]
Sale of Assets and Joint Venture
18.	Sale of Assets and Joint Venture

Servicing Agreement of Hartford Life Private Placement LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. (“Philadelphia Financial”) whereby Philadelphia Financial will acquire certain assets that are used to administer the Company’s private placement life insurance (“PPLI”) businesses currently administered by Hartford Life Private Placement, LLC (“HLPP”), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company’s results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

Sale of Joint Venture Interest in ICATU Hartford Seguros, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. (“IHS”), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.